Consolidated Statements of Shareholders’ Equity/(Deficit) (Parentheticals) $ in Thousands	12 Months Ended
Aug. 31, 2023 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of issuance cost	$ 30,000